Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares			12 Months Ended
	Sep. 28, 2021	May 28, 2021	Dec. 31, 2019
Statement Of Changes In Equity [Abstract]
Dividends paid, per share			$ 8.42
Capital distribution, per share	$ 7.80	$ 3.82	$ 3.03